Commitments and Contingencies - Additional Information (Detail)		9 Months Ended		12 Months Ended
		Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2020 USD ($)	Aug. 30, 2018 ft²	Apr. 30, 2018 USD ($)	Apr. 30, 2015 ft²
Other Commitments [Line Items]
Operating lease future minimum payments due	[1]	$ 9,916,000		$ 11,780,000
Operating lease minimum future commitments		7,925,000		8,823,000
Office and Laboratory Space at Woborn Massauchets [Member]
Other Commitments [Line Items]
Area of real estate availed on lease | ft²									3,800
PNAI [Member]
Other Commitments [Line Items]
Operating lease minimum future commitments				581,000		$ 9,916,000
Operating lease, rent expense		0	$ 1,605,000	2,089,000	$ 1,726,000
PNAI [Member] | Previously Reported [Member]
Other Commitments [Line Items]
Operating lease minimum future commitments						11,128,000
PNAI [Member] | Research And Laboratory Equipment [Member]
Other Commitments [Line Items]
Operating lease, rent expense		0	$ 256,000	298,000	$ 416,000
PNAI [Member] | Office and Laboratory Space at Woborn Massauchets [Member]
Other Commitments [Line Items]
Area of real estate availed on lease | ft²							24,606		3,800
Operating lease term							84 months	84 months	39 months
Operating lease renewal term							3 years
Letters of credit outstanding								$ 293,000
Operating lease future minimum payments due		$ 9,916,000		$ 11,128,000
Operating lease minimum future commitments						7,925
PNAI [Member] | Office and Laboratory Space at Woborn Massauchets [Member] | Previously Reported [Member]
Other Commitments [Line Items]
Operating lease minimum future commitments						$ 8,823,000
PNAI [Member] | Office and Laboratory Space at Woborn Massauchets [Member] | Lease Agreements [Member]
Other Commitments [Line Items]
Letters of credit outstanding								$ 50,000

[1]	Future minimum lease payments include repayment of outstanding restructuring liabilities.